UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® CALIFORNIA MUNICIPAL FUND

CCA-SEM

MFS® CALIFORNIA MUNICIPAL FUND

NYSE MKT Symbol: CCA

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)(j)

Top five industries (i)
General Obligations – Schools	27.1%
Healthcare Revenue – Hospitals	26.4%
Water & Sewer Utility Revenue	16.9%
State & Local Agencies	11.6%
Tax Assessment	10.8%

Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	52.2%
A	72.9%
BBB	13.3%
BB	4.3%
B	4.1%
CCC	0.4%
Not Rated (j)	2.9%
Cash & Other	(52.3)%

Portfolio facts (i)
Average Duration (d)	11.3
Average Effective Maturity (m)	17.0 yrs.

Jurisdiction (i)
California	156.2%
Puerto Rico	2.1%
New York	1.7%
Guam	1.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. This calculation is based on net assets applicable to common shares as of 5/31/15.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (8.7)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity. This calculation is based on gross assets, which consists of net assets applicable to common shares plus the value of preferred shares, as of 5/31/15.

From time to time Cash & Other may be negative due to the aggregate liquidation value of variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets applicable to common shares as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael Dawson	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Geoffrey Schechter	Portfolio Manager	2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 159.1%
Issuer	Shares/Par	Value ($)
Airport Revenue - 9.1%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/38	$750,000	$841,268
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	190,000	213,305
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	500,000	571,195
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/43	500,000	555,025
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/30	285,000	316,059
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	150,000	165,467
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	440,000	487,538

		$3,149,857
General Obligations - General Purpose - 8.2%
State of California, AMBAC, 6%, 2/01/17	$1,000,000	$1,090,960
State of California, 5.25%, 4/01/35	455,000	520,879
State of California, 5.5%, 3/01/40	630,000	733,887
State of California, 5.25%, 11/01/40	415,000	484,205

		$2,829,931
General Obligations - Schools - 26.8%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/28	$500,000	$568,460
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/33	500,000	550,895
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	955,000	307,863
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	1,000,000	265,690
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	60,000	62,999
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	535,000	595,856
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	515,000	278,491
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	330,000	158,938
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/34	355,000	398,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Napa Valley, CA, Unified School District, 5%, 8/01/20	$225,000	$263,750
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/34	500,000	562,455
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/29	1,000,000	1,280,930
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/33	125,000	143,445
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	265,000	108,783
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/18	400,000	378,788
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	265,000	296,424
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/43	765,000	215,378
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/25	500,000	596,320
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/34	500,000	560,530
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/21	450,000	483,449
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/23	500,000	615,165
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/21	500,000	602,770

		$9,295,597
Healthcare Revenue - Hospitals - 26.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/39	$505,000	$592,254
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/26	110,000	124,560
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 11/15/34	250,000	254,640
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/33	295,000	324,409
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/32	525,000	587,885
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/40	255,000	281,755
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	500,000	591,710
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/29	35,000	37,724
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/28	45,000	48,729
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/44	85,000	89,769

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/30	$15,000	$16,107
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	65,000	69,271
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/27	250,000	262,065
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/37	495,000	525,522
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,000,000	1,068,260
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	500,000	566,635
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 7/01/35	535,000	537,236
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/42	455,000	497,907
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	350,000	380,212
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	260,000	294,068
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	610,000	682,682
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	450,000	496,953
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	400,000	437,308
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	250,000	289,210

		$9,056,871
Healthcare Revenue - Long Term Care - 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$150,000	$169,401
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	230,000	238,669
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	295,000	299,478
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	315,000	333,314
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	300,000	324,813

		$1,365,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Other - 1.7%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$485,000	$571,049

Miscellaneous Revenue - Other - 4.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/37	$400,000	$442,392
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 7/01/15)	385,000	394,579
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	160,000	173,805
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/44	385,000	426,911

		$1,437,687
Port Revenue - 4.2%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$305,000	$354,398
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	1,000,000	1,096,630

		$1,451,028
Sales & Excise Tax Revenue - 1.3%
California Economic Recovery, “A”, 5%, 7/01/20 (Prerefunded 7/01/19)	$250,000	$288,335
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	50,000	34,874
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	165,000	116,736

		$439,945
Single Family Housing - Other - 1.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 12/01/28	$385,000	$414,872

Single Family Housing - State - 3.3%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$305,000	$307,419
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/23	175,000	179,701
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	555,000	574,031
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	80,000	81,430

		$1,142,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/27	$500,000	$500,315

State & Local Agencies - 11.5%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	$380,000	$433,120
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	275,000	313,484
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/18	2,020,000	1,877,954
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/23	1,220,000	939,327
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/30	390,000	443,793

		$4,007,678
Tax Assessment - 10.6%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/29	$1,000,000	$1,005,780
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/19	500,000	512,055
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 9/02/22	115,000	127,750
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	60,000	69,580
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	160,000	178,338
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	295,000	332,483
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	500,000	510,420
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 8/01/32	500,000	544,650
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/33	130,000	141,944
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	250,000	271,223

		$3,694,223

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - 4.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/47	$1,000,000	$780,520
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	715,000	609,423

		$1,389,943
Toll Roads - 1.1%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$320,000	$362,960

Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 7/01/36 (Prerefunded 7/01/16)	$450,000	$474,858
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/37	335,000	372,647

		$847,505
Universities - Colleges - 7.1%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	$120,000	$126,284
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	285,000	348,338
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/35	345,000	371,941
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28	375,000	450,776
California State University Rev., “A”, 5%, 11/01/24	370,000	435,275
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	230,000	245,886
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 10/01/30	500,000	500,860

		$2,479,360
Universities - Secondary Schools - 1.5%
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	$255,000	$274,890
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	230,000	251,664

		$526,554
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$150,000	$156,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Cogeneration - continued
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	$75,000	$77,574

		$234,486
Utilities - Municipal Owned - 9.4%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/19	$805,000	$921,057
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	56,653
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	55,000	61,942
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/24	390,000	438,606
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,328
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	55,000	50,959
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,597
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	40,000	37,474
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 8/15/19	750,000	844,508
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	370,000	437,347
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	370,000	416,061

		$3,278,532
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$245,000	$321,528
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	585,000	666,496

		$988,024
Water & Sewer Utility Revenue - 16.6%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/34	$500,000	$530,640
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28 (Prerefunded 6/01/18)	480,000	535,598
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28	20,000	22,369
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	500,000	607,460
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/38	1,000,000	1,081,190
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/41	460,000	502,904

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	$105,000	$116,908
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	105,000	115,366
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	440,000	509,634
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/39	215,000	243,853
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	340,000	383,302
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	85,000	95,334
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 7/01/36	600,000	624,558
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	370,000	403,714

		$5,772,830
Total Municipal Bonds (Identified Cost, $51,452,578)		$55,237,503

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	932,149	$932,149
Total Investments (Identified Cost, $52,384,727)		$56,169,652

Other Assets, Less Liabilities - 8.5%		2,977,459
VMTPS, at liquidation value (issued by the fund) - (70.3)%		(24,425,000)
Net assets applicable to common shares - 100.0%		$34,722,111

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/15

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,553,750	September - 2015	$(11,737)
U.S. Treasury Bond 30 yr (Short)	USD	3	466,875	September - 2015	(4,697)

					$(16,434)

At May 31, 2015, the fund had cash collateral of $37,200 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $51,452,578)	$55,237,503
Underlying affiliated funds, at cost and value	932,149
Total investments, at value (identified cost, $52,384,727)	$56,169,652
Deposits with brokers	37,200
Receivables for
Investments sold	2,255,000
Interest	730,187
Deferred VMTPS offering costs	21,839
Receivable from investment adviser	6,878
Other assets	9,078
Total assets	$59,229,834
Liabilities
Payables for
Distributions on common shares	$127
Daily variation margin on open futures contracts	8,375
Interest expense	28,138
Payable to affiliates
Transfer agent and dividend disbursing costs	14
Payable for independent Trustees’ compensation	109
Accrued expenses and other liabilities	45,960
VMTPS, at liquidation value	24,425,000
Total liabilities	$24,507,723
Net assets applicable to common shares	$34,722,111
Net assets consist of
Paid-in capital - common shares	$40,334,626
Unrealized appreciation (depreciation) on investments	3,768,491
Accumulated net realized gain (loss) on investments	(9,542,253)
Undistributed net investment income	161,247
Net assets applicable to common shares	$34,722,111
VMTPS, at liquidation value (977 shares of Series 2016/9 issued and outstanding at $25,000 per share)	24,425,000
Net assets including VMTPS	$59,147,111
Common shares of beneficial interest issued and outstanding	2,786,238
Net asset value per common share (net assets of $34,722,111 / 2,786,238 shares of beneficial interest outstanding)	$12.46

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,387,186
Dividends from underlying affiliated funds	266
Total investment income	$1,387,452
Expenses
Management fee	$193,825
Transfer agent and dividend disbursing costs	3,033
Administrative services fee	9,510
Independent Trustees’ compensation	5,256
Stock exchange fee	7,480
Custodian fee	5,470
Shareholder communications	8,559
Audit and tax fees	39,157
Legal fees	1,197
Amortization of VMTPS offering costs	8,387
Interest expense	157,405
Miscellaneous	24,759
Total expenses	$464,038
Reduction of expenses by investment adviser	(59,578)
Net expenses	$404,460
Net investment income	$982,992
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$36,761
Futures contracts	(50,177)
Net realized gain (loss) on investments	$(13,416)
Change in unrealized appreciation (depreciation)
Investments	$(362,378)
Futures contracts	9,588
Net unrealized gain (loss) on investments	$(352,790)
Net realized and unrealized gain (loss) on investments	$(366,206)
Change in net assets from operations	$616,786

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/15 (unaudited)	Year ended 11/30/14
From operations
Net investment income	$982,992	$1,790,843
Net realized gain (loss) on investments	(13,416)	(258,819)
Net unrealized gain (loss) on investments	(352,790)	3,627,711
Change in net assets from operations	$616,786	$5,159,735
Distributions declared to shareholders
From net investment income	$(863,733)	$(1,744,185)
Total change in net assets	$(246,947)	$3,415,550
Net assets applicable to common shares
At beginning of period	34,969,058	31,553,508
At end of period (including undistributed net investment income of $161,247 and $41,988, respectively)	$34,722,111	$34,969,058

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/15 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$616,786
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(2,194,260)
Proceeds from disposition of investment securities	2,339,101
Payments for futures contracts	(50,177)
Purchases of short-term investments, net	(63,576)
Realized gain/loss on investments	(36,761)
Realized gain/loss on futures contracts	50,177
Unrealized appreciation/depreciation on investments	362,378
Net amortization/accretion of income	(106,185)
Amortization of VMTPS offering costs	8,387
Increase in interest receivable	(14,238)
Decrease in accrued expenses and other liabilities	(34,571)
Increase in receivable from investment adviser	(1,863)
Decrease in payable for daily variation margin on open futures contracts	(375)
Increase in deposits with brokers	(5,400)
Increase in other assets	(7,827)
Increase in payable for interest expense	2,120
Net cash provided by operating activities	$863,716
Cash flows from financing activities:
Cash distributions paid on common shares	(863,716)
Net cash used by financing activities	$(863,716)
Cash:
Beginning of period	$—
End of period	$—

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2015 for interest was $155,285.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Common Shares			2014	2013	2012	2011	2010

Net asset value, beginning of period	$12.55		$11.32	$13.03	$10.71	$10.48	$10.66
Income (loss) from investment operations
Net investment income (d)	$0.35		$0.64	$0.66	$0.70	$0.79	$0.86
Net realized and unrealized gain (loss) on investments	(0.13)		1.22	(1.75)	1.92	0.26	(0.18)
Distributions declared to shareholders of ARPS	—		—	—	(0.02)	(0.03)	(0.04)
Total from investment operations	$0.22		$1.86	$(1.09)	$2.60	$1.02	$0.64
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.63)	$(0.62)	$(0.72)	$(0.79)	$(0.82)
Net increase resulting from tender and repurchase of ARPS	$—		$—	$—	$0.44	$—	$—
Net asset value, end of period (x)	$12.46		$12.55	$11.32	$13.03	$10.71	$10.48
Market value, end of period	$11.35		$10.91	$9.76	$12.71	$10.99	$10.75
Total return at market value (%) (p)	6.86	(n)	18.45	(18.83)	22.84	10.44	7.87
Total return at net asset value (%) (j)(r)(s)(x)	1.98	(n)	17.48	(8.17)	29.22 (y)	10.40	5.75
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	2.63	(a)	2.75	2.70	2.40	2.01	1.86
Expenses after expense reductions (f)(p)	2.29	(a)	2.38	2.42	1.94	1.49	1.44
Net investment income (p)	5.57	(a)	5.32	5.47	5.88	7.78	7.85
Portfolio turnover	4	(n)	17	12	19	40	21
Net assets at end of period (000 omitted)	$34,722		$34,969	$31,554	$36,309	$29,845	$29,178

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
			2014	2013	2012	2011	2010

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.40	(a)	1.43	1.43	1.40	N/A	N/A
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.83	(a)	0.83	0.83	0.81	0.80	0.80
Net investment income available to common shares	5.57		5.32	5.47	5.73	7.51	7.52
Senior Securities:
ARPS	—		—	—	—	978	978
VMTPS	977		977	977	977	—	—
Total preferred shares outstanding	977		977	977	977	978	978
Asset coverage per preferred share (k)	$60,540		$60,792	$57,296	$62,164	$55,516	$54,834
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	For the years ended November 30, 2010 through November 30, 2012, the ratio excludes dividend payments on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 3.34%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS California Municipal Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

In April 2015, FASB issued Accounting Standards Update 2015-03, Interest – Imputation of Interest (Topic 835-30) – Simplifying the Presentation of Debt Issuance Costs

Notes to Financial Statements (unaudited) – continued

(“ASU 2015-03”). For entities that issue debt which is carried at an amount other than fair value, ASU 2015-03 changes the accounting for debt issuance costs. Although still evaluating the potential impacts of ASU 2015-03, management expects that the effects of the fund’s adoption will be limited to the reclassification of any unamortized debt issuance costs on the fund’s Statement of Assets and Liabilities and the modification of related accounting policy financial statement disclosures. ASU 2015-03 will first be effective for annual reporting periods beginning after December 15, 2015, and interim periods within those annual periods.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is

Notes to Financial Statements (unaudited) – continued

principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$55,237,503	$—	$55,237,503
Mutual Funds	932,149	—	—	932,149
Total Investments	$932,149	$55,237,503	$—	$56,169,652

Other Financial Instruments
Futures Contracts	$(16,434)	$—	$—	$(16,434)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(16,434)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(50,177)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$9,588

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the

Notes to Financial Statements (unaudited) – continued

collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended May 31, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and non-deductible expenses that result from the treatment of VMTPS as equity for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$917
Tax-exempt income	2,061,506
Total distributions	$2,062,423

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$52,008,611
Gross appreciation	4,377,002
Gross depreciation	(215,961)
Net unrealized appreciation (depreciation)	$4,161,041

As of 11/30/14
Undistributed ordinary income	765
Undistributed tax-exempt income	67,350
Capital loss carryforwards	(9,796,910)
Post-October capital loss deferral	(39,543)
Other temporary differences	(26,127)
Net unrealized appreciation (depreciation)	4,428,897

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/15	$(820,932)
11/30/16	(4,230,528)
11/30/17	(3,006,395)
11/30/18	(696,235)
11/30/19	(725,457)
Total	$(9,479,547)

Post-enactment losses which are characterized as follows:
Short-Term	$(198,544)
Long-Term	(118,819)
Total	$(317,363)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets (including the value of the variable rate municipal term preferred shares).

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total fund operating expenses do not exceed 0.80% annually of the fund’s average daily net assets (including the value of the variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2016. For the six months ended May 31, 2015, this reduction amounted to $59,578, which is included in the reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2015, these fees paid to MFSC amounted to $52.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0319% of the fund’s average daily net assets (including the value of the variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $63 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $2,194,260 and $4,594,101, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2015 and the year ended November 30, 2014, the fund did not repurchase any shares. There were no other transactions in fund shares for the six months ended May 31, 2015 and the year ended November 30, 2014.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2015, the fund’s commitment fee and interest expense were $59 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	868,573	3,640,069	(3,576,493)	932,149

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$266	$932,149

(8) Preferred Shares

The fund has 977 shares issued and outstanding of Variable Rate Municipal Term Preferred Shares (VMTPS), series 2016/9. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term

Notes to Financial Statements (unaudited) – continued

redemption date of September 30, 2016 unless extended through negotiation with the private investors. There is no assurance that the term of the VMTPS will be extended or that the VMTPS will be replaced with any other preferred shares or other form of leverage upon the redemption of the VMTPS. Six months prior to the term redemption date of the VMTPS, the fund is required to begin to segregate liquid assets with the fund’s custodian to fund the redemption. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. During the six months ended May 31, 2015, the VMTPS dividend rates ranged from 1.27% to 1.36%. For the six months ended May 31, 2015, the average dividend rate was 1.30%.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2015, interest expense related to VMTPS amounted to $157,405 and is included in “Interest expense” in the Statement of Operations. Costs directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value and its fair value would be considered level 2 under the fair value hierarchy.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies. In addition, the fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the ARPS and the VMTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the fund by the Investment Company Act of 1940 (the “1940 Act”). Such restrictions may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the VMTPS as defined in the fund’s governing documents and the 1940 Act and, as such, is not permitted to declare common share dividends unless the fund’s VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, VMTPS are senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. Changes in the value of the fund’s portfolio will be borne entirely by the common shareholders. It is possible that the fund will be required to sell assets at a time when it may be disadvantageous to do so in order to redeem preferred shares to comply with asset coverage or other restrictions including those imposed by the rating agencies that rate the preferred shares. There is no assurance that the fund’s leveraging strategy will be successful.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS California Municipal Fund:

We have reviewed the accompanying statement of assets and liabilities of MFS California Municipal Fund (the Fund), including the portfolio of investments, as of May 31, 2015, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the six-month period ended May 31, 2015. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2014 and the financial highlights for each of the five years in the period ended November 30, 2014, and in our report dated January 15, 2015, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 16, 2015

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

NYSE MKT Symbol: CCA

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS California Municipal Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/14-12/31/14	0	N/A	0	278,623
1/01/15-1/31/15	0	N/A	0	278,623
2/01/15-2/28/15	0	N/A	0	278,623
3/01/15-3/31/15	0	N/A	0	278,623
4/01/15-4/30/15	0	N/A	0	278,623
5/01/15-5/31/15	0	N/A	0	278,623

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2015 plan year is 278,623.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.